Average Annual Total Returns - Class I2 - Transamerica Capital Growth	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	112.32%	31.27%	25.52%	Sep. 30, 2011	106.89%	25.14%	21.75%	70.79%	23.19%	20.30%	38.49%	[1]	21.00%	[1]	19.35%	[1]

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